Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 10, 2020	Nov. 21, 2019	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [Abstract]
Share options, exercised			8,325	28,672
Ordinary shares par value of NIS (in Dollars per share)			$ 1
Ordinary shares of NIS			1,408	4,293
Number of share options vesteed expired in share			31,608	58,328
Total consideration exercised (in Dollars)			$ 9	$ 17
Issue of ordinary shares, description		FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”) acquired 5,240,956 ordinary shares at a price of $6.00, representing ownership of approximately 13% of the Company’s outstanding shares.
Private placement, description	Pursuant to the private placement the Company issued 4,166,667 ordinary shares at a price of $6.00 per share, for total gross proceeds of $25,000 thousands.
Outstanding shares, percentage	21.00%